Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
Contractual obligations	$ 30,306
Guarantee and indemnity letter	Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2016.
Acquisition of three pushboats
Commitments and Contingencies
Contractual obligations	15,996
Two Companies
Commitments and Contingencies
Contractual obligations	6,800
Area of undeveloped land located in Nueva Palmira free zone, for which a right to occupy is held	53
Chartered-in fleet acquisition
Commitments and Contingencies
Contractual obligations	7,510
Horamar
Commitments and Contingencies
Contractual obligations	$ 81	$ 829	$ 1,039